FENIMORE ASSET MANAGEMENT TRUST

FAM Small Cap Fund

(Institutional Shares: FAMDX)

Supplement dated October 4, 2019

to the Prospectus and Summary Prospectus

each dated May 1, 2019, as revised May 14, 2019

This supplement updates certain information in the Prospectus with respect to the FAM Small Cap Fund and in the Summary Prospectus to revise information contained therein as described below. For more information or to obtain a copy of the Prospectus or the Summary Prospectus free of charge, please contact the Fund at 800.721.5391.

New Co-Manager for FAM Small Cap Fund

Effective October 1, 2019, Kevin D. Gioia, CFA, serves as a co-manager of the FAM Small Cap Fund. Accordingly, the Prospectus and the Summary Prospectus are each revised as follows:

1. The “Portfolio Co-Managers” section on page 12 of the Prospectus and on Page 3 of the Summary Prospectus is revised as follows:

Portfolio Co-Managers: Thomas O. Putnam, Chairman, Andrew F. Boord, and Kevin D. Gioia, CFA of Fenimore Asset Management, Inc. serve as co-managers of the Fund. Mr. Putnam has managed the Fund since the Fund’s inception in March 2012, Mr. Boord has managed the Fund since January 2016, and Mr. Gioia has managed the Fund since October 2019.

2. The “Portfolio Managers” section on page 15 of the Prospectus is revised as follows

Andrew F. Boord, serves as co-manager of the FAM Small Cap Fund with Mr. Putnam and Mr. Gioia. Mr. Boord is employed by Fenimore as an Investment Research Analyst and he joined the firm in 2005. He has been actively involved in investment research activities since 1995.

Kevin D. Gioia, CFA, serves as co-manager of the FAM Small Cap Fund with Mr. Putnam and Mr. Boord. Mr. Gioia is employed by Fenimore as an Investment Research Analyst and he joined the firm in 2010. He has been actively involved in investment research activities since 2010 and has assisted with the FAM Small Cap Fund since 2015.

Please retain this Supplement for future reference.

FENIMORE ASSET MANAGEMENT TRUST

FAM Small Cap Fund

(Institutional Shares: FAMDX)

Supplement dated October 4, 2019

to the Statement of Additional Information

dated May 1, 2019, as supplemented August 26, 2019

This supplement updates certain information in the Statement of Additional Information (the “SAI”) with respect to the FAM Small Cap Fund to revise information contained therein as described below. For more information or to obtain a copy of the SAI, free of charge, please contact the Fund at 800.721.5391.

New Co-Manager for FAM Small Cap Fund

Effective October 1, 2019, Kevin D. Gioia, CFA, serves as a co-manager of the FAM Small Cap Fund. Accordingly, the SAI is revised as follows:

1. The biographical information for the portfolio managers included under the section titled “HISTORY AND BACKGROUND OF THE INVESTMENT ADVISOR” on page 5 of the SAI is revised to include the following:

Kevin D. Gioia, CFA, serves as co-manager of the FAM Small Cap Fund with Mr. Putnam and Mr. Boord. Mr. Gioia is employed by Fenimore as an Investment Research Analyst and he joined the firm in 2010. He has been actively involved in investment research activities since 2010 and has assisted with the FAM Small Cap Fund since 2015.

2. The information on pages 9 and 10 of the SAI regarding the portfolio managers and the accompanying table listing the number and types of other accounts managed by the portfolio managers and the assets in those accounts is deleted and replaced with the following:

Thomas O. Putnam, John D. Fox and Andrew P. Wilson are co-managers of the FAM Value Fund. Thomas O. Putnam and Paul C. Hogan are co-managers of the FAM Dividend Focus Fund. Thomas O. Putnam, Andrew F. Boord, and Kevin D. Gioia are co-managers of the FAM Small Cap Fund. The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of December 31, 2018 (except with respect to Mr. Gioia, as further noted below):

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($millions)	Other Accounts	Assets Managed ($millions)	Total Assets Managed* ($millions)
Thomas O. Putnam	None	$0	1	$$34	875	$1,051	$1,085
Paul C. Hogan	None	$0	0	$$0	258	$409	$409
John D. Fox	None	$0	0	$$0	519	$760	$760
Andrew F. Boord	None	$0	1	$$34	143	$143	$177
Andrew P. Wilson	None	$0	0	$$0	518	$759	$759
Kevin D. Gioia**	None	$0	1	$$34	143	$143	$177

*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

**	Information provided as of October 1, 2019.

3. The table titled “Dollar Range of Equity Securities Beneficially Owned” on page 11 of the SAI is deleted and replaced with the following:

The dollar range of equity securities beneficially owned by the Funds’ portfolio managers in the Funds they manage as of December 31, 2018 is as follows (except with respect to Mr. Gioia, as further noted below):

Dollar Range of Equity Securities Beneficially Owned

Portfolio Manager	FAM Dividend Focus Fund	FAM Value Fund	FAM Small Cap Fund
Thomas O. Putnam	Over $1,000,000	Over $1,000,000	Over $1,000,000
Paul C. Hogan	Over $1,000,000	Over $1,000,000	$500,001 - $1,000,000
John D. Fox	Over $1,000,000	Over $1,000,000	$500,001 - $1,000,000
Andrew F. Boord	$100,001 - $500,000	$100,001 - $500,000	$500,001 - $1,000,000
Andrew P. Wilson	$500,001 - $1,000,000	$500,001 - $1,000,000	$100,001 - $500,000
Kevin D. Gioia*	$100,001 - $500,000	$100,001 - $500,000	$100,001 - $500,000

*	Information provided as of October 1, 2019

Please retain this Supplement for future reference.